Commitments and Contingencies Liabilities (Details Textual) ₪ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 28, 2019 USD ($)	Jan. 28, 2019 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Commitments and Contingencies Liabilities (Textual)
Research and development expenses			$ 8,638	$ 4,089	$ 904
Royalty, description			The Company obtained grants from the Israel Innovation Authority ("IIA") for participation in research and development for the years 2011 through 2013, and, in return, the Company is obligated to pay royalties amounting to 3%-5% of its future sales up to the amount of the grant.
Grants obtained amount			$ 567	$ 613	$ 553
Monthly lease payment			$ 23
Lease agreement, description			On September 1, 2018 the Company entered into an office lease agreement, instead of the old offices, which will end on March 31, 2021. The Company has an option to extend the lease agreement for an additional period of 36 months.
Operating leases expire date			Dec. 31, 2021
Magna [Member] | Subsequent Event [Member]
Commitments and Contingencies Liabilities (Textual)
Research and development expenses	$ 65
Magna [Member] | Subsequent Event [Member] | NIS [Member]
Commitments and Contingencies Liabilities (Textual)
Research and development expenses | ₪		₪ 235